Equity (Tables)	12 Months Ended
Dec. 31, 2016
Accelerated Share Repurchases [Line Items]
Accelerated Share Repurchases [Table Text Block]

	Number of Shares	Average Repurchase Price Per Share	Amount (in millions)
2016
Fourth quarter	902,920	$55.42	$50
Total open market common stock repurchases	902,920		$50

2015
Fourth quarter	1,163,975	$47.14	$56
Third quarter	4,455,675	46.27	206
Second quarter	4,362,695	46.44	202
First quarter	4,361,500	45.06	196
Total open market common stock repurchases	14,343,845		$660

Details of Stock Options Outstanding
Details of stock options outstanding as of December 31, 2016 are as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (In millions)
Vested or expected to vest	3,878,705	$36.05	6.6	$79
Exercisable	2,787,525	$31.61	5.8	$69

Summary of Stock Options
The following is a summary of stock options for the years ended December 31, 2016, 2015 and 2014:

	Number of Options	Weighted Average Exercise Price per Option
Outstanding at January 1, 2014	4,361,735	$19.58
Granted	771,010	41.37
Exercised	(1,318,410)	10.37
Outstanding at December 31, 2014	3,814,335	27.21
Granted	882,335	41.59
Exercised	(823,915)	20.40
Outstanding at December 31, 2015	3,872,755	31.93
Granted	751,615	50.01
Exercised	(745,665)	28.73
Outstanding at December 31, 2016	3,878,705	36.05

Stock Options Valuation Assumptions
During the years ended December 31, 2016, 2015 and 2014, we used the assumptions in the table below to compute the value of all options for shares of common stock granted to employees:

	Year Ended December 31,
Assumptions	2016	2015	2014
Risk-free interest rate	1.51%	1.08%	1.23%
Expected life in years	5.0	5.0	5.0
Expected volatility	24%	24%	27%
Expected dividend yield	1.36%	1.25%	1.26%
Estimated fair value of options granted per share	$9.88	$8.19	$9.05

Summary of Nonvested Restricted Stock Options
The following is a summary of the nonvested restricted shares under all plans discussed above for the years ended December 31, 2016, 2015 and 2014:

	Number of Restricted Stock Shares	Weighted Average Grant-Date Fair Value per Share
Nonvested at January 1, 2014	6,172,760	$29.40
Granted	2,801,900	40.98
Vested	(3,276,460)	29.23
Forfeited	(343,225)	32.57
Nonvested at December 31, 2014	5,354,975	35.36
Granted	3,457,590	42.09
Vested	(2,182,805)	31.98
Forfeited	(358,585)	33.90
Nonvested at December 31, 2015	6,271,175	39.99
Granted	3,251,017	50.06
Vested	(2,640,640)	38.05
Forfeited	(443,210)	45.51
Nonvested at December 31, 2016	6,438,342	45.33